Document and Entity Information	12 Months Ended
May 26, 2024
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	CONAGRA BRANDS INC.
Entity Central Index Key	0000023217
Amendment Flag	false